PRE-PAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Pre-paid Expenses And Other Current Assets
PRE-PAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 4 – PRE-PAID EXPENSES AND OTHER CURRENT ASSETS On December 31, 2021, there were no Pre-paid Expenses. At December 31, 2020 there were $274,715 in Pre-paid Expenses.